Equity-Accounted Investees - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Name of joint venture	Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”)
Date Of Incorporation Of Joint Venture	Jun. 15, 2019
Proportion of ownership interest in joint venture	50.00%
Principal place of business of joint venture	China
Description of nature of entity's operations and principal activities	manufacturing and sale of charging solutions with a clear focus on the automotive sector.
Commitments in relation to joint ventures	€ 0	€ 0
Share Of Profit Loss Of Joint Venturers For The Year	918,000	653,000
Share of profit (loss) of joint ventures accounted for using equity method	330,000	€ 0
Proceeds from Divestiture of Interest in Joint Venture	€ 384,000
Proportion Of Net Asset Position Of Joint Venture.	50.00%